111 Huntington Avenue, Boston, Massachusetts  02199
(617) 954-5000

April 4, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust II (the “Trust”) (File Nos. 33-7637 and 811-4775) on behalf of MFS® Growth Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 50 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 27, 2013.

Please call the undersigned at (617) 954-5843 or Nickolas M. Connery at (617) 954-6124 or with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn